Equity Method Accounted Investees - Summarized Financial Information (Details) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2020 MXN ($)
Equity Method Accounted Investees
Total current assets	$ 21,076	[1]		$ 226,449			$ 356,159
Total non-current assets	26,611	[1]		572,366			449,697
Total current liabilities	10,792	[1]		176,922			182,381
Total non-current liabilities	14,503	[1]		284,092			245,106
Total equity	22,392	[1]		337,801		$ 335,117	378,369		$ 307,187
Equity attributable to equity holders	17,983	[1]		262,604			$ 303,860
Net income	2,628	[2]	$ 44,439	33,320		29,414
Other comprehensive income	(921)	[3]	(15,557)	(14,932)		3,560
Total comprehensive income	3,615	[3]	61,120	19,811		41,238
Total comprehensive income attributable to equity holders	$ 3,170	[3]	$ 53,598	11,175		$ 32,423
Heineken Group
Equity Method Accounted Investees
Total current assets				227,480				€ 11,015
Total non-current assets				854,803				41,391
Total current liabilities				293,050				14,190
Total non-current liabilities				336,543				16,296
Total equity				452,690				21,920
Equity attributable to equity holders				403,765				€ 19,551
Total revenue and other income				598,072	€ 28,866
Total cost and expenses				509,333	24,583
Net income				62,965	3,039
Net income attributable to equity holders				55,568	2,682
Other comprehensive income				6,257	302
Total comprehensive income				69,222	3,341
Total comprehensive income attributable to equity holders				$ 62,965	€ 3,039

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[3]	Convenience translation to U.S. dollars ($) – See Note 2.2.3